American Funds Balanced Allocation Portfolio Shareholder Fees - American Funds Balanced Allocation Portfolio	Dec. 31, 2025 USD ($)
Class B
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class C
Prospectus [Line Items]
Shareholder Fee, Other	$ 0